Property, plant, equipment and development costs - Distribution Of Depreciation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	$ 157,416	$ 188,116	$ 173,239
Cost of sales of goods
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	149,954	164,543	147,032
Unabsorbed cost due to production stoppage
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	8	10,420	14,877
Cost of sales of services
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	2,783	9,037	8,153
Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	1,758	2,065	1,886
Property, plant, equipment and development costs
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	2,400	1,799	1,039
Exploration in non-operating areas
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	163	98	101
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	198	103	93
Other, net
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	152	51	49
Discontinued operations, note 1(e)
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	$ 0	$ 0	$ 9